TAXES ON INCOME, NET (Schedule of Loss (Income) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 10,129	$ 10,164	$ 34,096
Foreign	(420)	(380)	(460)
Loss before taxes on income	$ 9,709	$ 9,784	$ 33,636